Fair value measurements - Consolidated Statement of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain/(loss) on derivative instruments, net
Write-off of unrealized loss related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	$ 0	$ (42)	$ (1,793)
Ineffective portion of cash flow hedges	0	0	0
Total Gain/(Loss) on derivative instruments, net	246	(2,116)	(3,268)
Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss)	(852)	(1,252)	(2,416)
Total Gain/(Loss) recognized	(852)	(1,252)	(2,416)
Gain/(Loss) on forward freight agreements and bunker swaps
Total Gain/(Loss) recognized	(841)	411	0
Goldman Sachs Swaps after hedging de-designation of accounting hedging relationship (April 1, 2015)
Gain/(loss) on derivative instruments, net
Unrealized gain/(loss) from the Interest rate swap agreements	2,802	2,974	3,443
Realized gain/(loss) from the Interest rate swap agreements	(2,556)	(5,048)	(4,918)
Forward freight agreements
Gain/(Loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on forward freight agreements	(877)	370	0
Unrealized gain/(loss) on forward freight agreements	(24)	41	0
Bunker swaps
Gain/(Loss) on forward freight agreements and bunker swaps
Unrealized gain/(loss) on bunker swaps	60	0	0
Gain/(loss) recognized for forward freight agreements and bunker swaps
Gain/(Loss) on forward freight agreements and bunker swaps
Total Gain/(Loss) recognized	$ (841)	$ 411	$ 0